Segment information (Tables)	12 Months Ended
Mar. 31, 2024
Schedule of Segment Reporting Information, by Segment
Summarized segment information for the fiscal years
ended
March 31, 2022, March 31, 2023 and March 31, 2024:

	Fiscal year ended March 31,
	2022								2023
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total

	(In millions)
Net interest income/ (expense) (external)	Rs.	418,823.0	Rs.	297,694.0	Rs.	32,322.5	Rs.	748,839.5	Rs.	474,489.5	Rs.	367,857.6	Rs.	71,641.4	Rs.	913,988.5
Net interest income/ (expense) (internal)		141,001.2		(113,339.0)		(27,662.2)		—		168,806.2		(116,903.5)		(51,902.7)		—
Net interest revenue		559,824.2		184,355.0		4,660.3		748,839.5		643,295.7		250,954.1		19,738.7		913,988.5
Less: Provision for credit losses		122,622.6		4,356.9		—		126,979.5		86,920.2		(12,706.4)		—		74,213.8

Net interest revenue, after provision for credit losses		437,201.6		179,998.1		4,660.3		621,860.0		556,375.5		263,660.5		19,738.7		839,774.7
Non-interest revenue		203,468.5		55,813.2		11,292.5		270,574.2		252,576.6		42,286.9		(3,477.0)		291,386.5
Non-interest expense		(345,321.5)		(25,544.1)		(2,406.4)		(373,272.0)		(432,689.9)		(34,261.7)		(1,827.8)		(468,779.4)

Income before income tax	Rs.	295,348.6	Rs.	210,267.2	Rs.	13,546.4	Rs.	519,162.2	Rs.	376,262.2	Rs.	271,685.7	Rs.	14,433.9	Rs.	662,381.8

Income tax expense							Rs.	132,559.2							Rs.	166,117.4

Segment assets:
Segment total assets	Rs.	11,384,802.9	Rs.	8,106,671.0	Rs.	1,622,231.6	Rs.	21,113,705.5	Rs.	13,599,750.2	Rs.	9,274,409.1	Rs.	2,881,464.7	Rs.	25,755,624.0

	Fiscal year ended March 31,
	2024
	Retail Banking		Wholesale Banking		Treasury Services		Insurance Services		Others		Total		Total

	(In millions)
Net interest income/(expense) (external)	Rs.	624,203.3	Rs.	249,868.7	Rs.	265,306.7	Rs.	86,474.6	Rs.	22,150.1	Rs.	1,248,003.4	US$	14,974.9
Net interest income/(expense) (internal)		178,794.9		65,798.9		(244,593.8)		—		—		—		—
Net interest revenue		802,998.2		315,667.6		20,712.9		86,474.6		22,150.1		1,248,003.4		14,974.9
Less: Provision for credit losses		118,900.0		14,163.1		—		—		—		133,063.1		1,596.6

Net interest revenue, after provision for credit losses		684,098.2		301,504.5		20,712.9		86,474.6		22,150.1		1,114,940.3		13,378.3
Non-interest revenue		276,151.7		24,303.9		11,784.3		418,250.0		8,441.0		738,930.9		8,866.5
Non-interest expense		(548,753.1)		(84,735.1)		(6,278.2)		(493,763.8)		(14,882.0)		(1,148,412.2)		(13,779.8)

Income before income tax	Rs.	411,496.8	Rs.	241,073.3	Rs.	26,219.0	Rs.	10,960.8	Rs.	15,709.1	Rs.	705,459.0	US$	8,465.0

Income tax expense											Rs.	77,827.1	US$	933.9

Segment assets:
Segment total assets	Rs.	23,256,928.8	Rs.	13,133,744.0	Rs.	2,731,823.5	Rs.	4,387,398.1	Rs.	608,678.6	Rs.	44,118,573.0	US$	529,380.6